Goodwill and intangible assets (Schedule of Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 24,413	$ 20,346	$ 14,530
Estimated useful life, intangible assets	14 years
Estimated future amortization expense
2014	26,515
2015	26,455
2016	25,772
2017	25,426
2018	$ 25,336